Basic and Diluted Loss per Share (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit (loss), attributable to owners of parent	$ 2,357,257	$ 2,317,843
Weighted average number of ordinary shares used in calculating diluted earnings per share	30,612,210	19,384,510
Basic earnings (loss) per share	$ 0.08	$ 0.12
Diluted earnings (loss) per share	$ 0.08	$ 0.12